Exhibit 99.1

Shelter Growth CRE 2018-FL1 Issuer Ltd Report To: Shelter Growth CRE 2018-FL1 Issuer Ltd Shelter Growth Master Term Fund B LP J.P. Morgan Securities LLC 11 July 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Shelter Growth CRE 2018-FL1 Issuer Ltd c/o MaplesFS Limited PO Box 1093 Boundary Hall, Cricket Square Grand Cayman, KY1-1102 Cayman Islands	J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179

Shelter Growth Master Term Fund B LP One Dock Street, Suite 501 Stamford, Connecticut 06902

Re: Shelter Growth CRE 2018-FL1 Issuer Ltd

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist Shelter Growth CRE 2018-FL1 Issuer Ltd (the “Issuer”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that will secure the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum, which is defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Shelter Growth Master Term Fund B LP (“Shelter Growth”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Shelter Growth, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Shelter Growth, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Shelter Growth, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Shelter Growth CRE 2018-FL1 Issuer Ltd securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Shelter Growth, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Shelter Growth, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes and Preferred Shares will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 July 2018

Attachment A Page 1 of 19

Background

For the purpose of the procedures described in this report, Shelter Growth, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the closing date of the securitization transaction (the “Closing Date”) will primarily consist of 22 commercial real estate mortgage loans (the “Mortgage Loans”), each secured by a first-lien mortgage on one or more commercial or multifamily properties (collectively, the “Mortgaged Properties”),
b.	With respect to seven Mortgage Loans, there exists pari-passu interests (collectively, the “Future Funding Participations”) that are unfunded as of 1 July 2018 (the “Reference Date”), which will not be assets of the Issuer as of the Closing Date, and which evidence the amount of certain future advances which may be made subsequent to the Reference Date and
c.	Each Mortgage Loan, together with the corresponding Future Funding Participation, if any, is hereinafter referred to as the “Committed Mortgage Loan.”

For the avoidance of doubt, unless otherwise stated:

a.	All references and recalculations related to the Mortgage Loans that are described in this report are based on the Mortgage Loans and do not include any Future Funding Participations and
b.	All references and recalculations related to the Committed Mortgage Loans that are described in this report are based on the Mortgage Loans and corresponding Future Funding Participations, as applicable.

Procedures performed and our associated findings

1.	Shelter Growth, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Shelter Growth, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan and Mortgaged Property on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Shelter Growth, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

Attachment A Page 2 of 19

1. (continued)

The Source Document(s) that we were instructed by Shelter Growth, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Shelter Growth, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by Shelter Growth, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Shelter Growth. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, Shelter Growth, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that Shelter Growth, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Cut-off Date Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Principals (Individuals)” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principals (Individuals)” (each, a “Related Borrower (Y/N)”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 19

6.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date or Anticipated Repayment Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term (Original) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Cut-off Date Seasoning,
b.	Initial Loan Term (Original) and
c.	Fully Extended Loan Term (Original)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Cut-off Date Initial Loan Term (Remaining) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Cut-off Date Seasoning and
b.	Original Prepayment Provision

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Prepayment Provision” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For each Mortgage Loan, all of which have the “Amortization Type During Initial Term” characteristic as “Interest Only” on the Final Data File, Shelter Growth, on behalf of the Issuer, instructed us to:
a.	Use the “Initial Loan Term (Original)” of each Mortgage Loan, as shown on the Final Data File, including any executed extension options, as applicable, for the “IO Months Initial Term” characteristic and
b.	Use “NAP” for the “Amort Months Initial Term” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	For each Mortgage Loan which has the “Amortization Type During Extensions” characteristic as “Amortizing” or “NAP” on the Final Data File, Shelter Growth, on behalf of the Issuer, instructed us to use the “IO Months Initial Term” of each Mortgage Loan, as shown on the Final Data File, for the “IO Months Fully Extended Loan Term” characteristic.

Attachment A Page 4 of 19

10. (continued)

For each Mortgage Loan which has the “Amortization Type During Extensions” characteristic as “Interest Only” on the Final Data File, Shelter Growth, on behalf of the Issuer, instructed us to use the “Fully Extended Loan Term (Original)” of each Mortgage Loan, as shown on the Final Data File, for the “IO Months Fully Extended Loan Term” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 10. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	For each Mortgage Loan (except for the Mortgage Loans identified on the Final Data File as “Crystal Lakes Townhomes” (the “Crystal Lakes Townhomes Mortgage Loan”), “Cummings Research Park I” (the “Cummings Research Park I Mortgage Loan”) and “7401 Fremont Pike” (the “7401 Fremont Pike Mortgage Loan”), which are described in the succeeding paragraph of this Item 11.), all of which have the “Amortization Type During Extended Term” characteristic as “Amortizing” on the Final Data File, Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Amort Months Fully Extended Loan Term” characteristic.

For the Crystal Lakes Townhomes Mortgage Loan, Cummings Research Park I Mortgage Loan and 7401 Fremont Pike Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to recalculate the “Amort Months Fully Extended Loan Term” characteristic as the difference between the:

a.	Fully Extended Loan Term (Original) and
b.	Initial Loan Term (Original).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 11. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Cut-off Date Future Funding Remaining Balance ($) and
b.	Commitment Original Balance ($)

of each Mortgage Loan (except for the Mortgage Loans identified on the Final Data File as “Key Plaza” (the “Key Plaza Mortgage Loan”), “Tampa Int’l Business Center B&F” (the “Tampa Int’l Business Center B&F Mortgage Loan”) and “Tampa Int’l Business Center A&C” (the “Tampa Int’l Business Center A&C Mortgage Loan”), which are described in the succeeding paragraphs of this Item 12.), all as shown on the Final Data File, we recalculated the principal balance as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) of each Mortgage Loan. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 5 of 19

12. (continued)

With respect to the Key Plaza Mortgage Loan, the loan agreement Source Document indicates that excess funds in the cash management account shall be applied to the outstanding principal balance of the Key Plaza Mortgage Loan on a monthly basis. Shelter Growth, on behalf of the Issuer, instructed us to use “$6,068,639.75” for the “Mortgage Loan Cut-off Date Balance ($)” of the Key Plaza Mortgage Loan.

With respect to the Tampa Int’l Business Center B&F Mortgage Loan, the loan agreement Source Document indicates that the borrower is required to make a mandatory prepayment in an amount necessary to reduce the outstanding principal balance of the Tampa Int’l Business Center B&F Mortgage Loan to “$16,900,000” on or before 9 June 2018. Shelter Growth, on behalf of the Issuer, indicated that such mandatory prepayment was made, and instructed us to use “$16,900,000” for the “Mortgage Loan Cut-off Date Balance ($)” of the Tampa Int’l Business Center B&F Mortgage Loan.

With respect to the Tampa Int’l Business Center A&C Mortgage Loan, the loan agreement Source Document indicates that the borrower is required to make a mandatory prepayment in an amount necessary to reduce the outstanding principal balance of the Tampa Int’l Business Center A&C Mortgage Loan to “$4,860,000” on or before 9 June 2018. Shelter Growth, on behalf of the Issuer, indicated that such mandatory prepayment was made, and instructed us to use “$4,860,000” for the “Mortgage Loan Cut-off Date Balance ($)” of the Tampa Int’l Business Center B&F Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 12. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the “Commitment Original Balance ($)” for each Mortgage Loan and, with respect to each Multiple Property Loan, each Underlying Property (except for the Key Plaza Mortgage Loan, Tampa Int’l Business Center B&F Mortgage Loan and Tampa Int’l Center A&C Mortgage Loan, which are described in the succeeding paragraphs of this Item 13.), Shelter Growth, on behalf of the Issuer, instructed us to use the “Commitment Original Balance ($),”as shown on the Final Data File, for the “Mortgage Loan Balloon Payment ($)” of each Mortgage Loan and Underlying Property, as applicable.

For the Key Plaza Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to use the “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File, for the “Mortgage Loan Balloon Payment ($).”

Attachment A Page 6 of 19

13. (continued)

With respect to the Tampa Int’l Business Center B&F Mortgage Loan, the loan agreement Source Document indicates that the borrower is required to make a mandatory prepayment in an amount necessary to reduce the outstanding principal balance of the Tampa Int’l Business Center B&F Mortgage Loan to “$11,260,000” on or before 9 May 2019. Shelter Growth, on behalf of the Issuer, instructed us to use “$11,260,000” for the “Mortgage Loan Balloon Payment ($)” of the Tampa Int’l Business Center B&F Mortgage Loan.

With respect to the Tampa Int’l Business Center A&C Mortgage Loan, the loan agreement Source Document indicates that the borrower is required to make a mandatory prepayment in an amount necessary to reduce the outstanding principal balance of the Tampa Int’l Business Center A&C Mortgage Loan to “$3,240,000.00” on or before 9 May 2019. Shelter Growth, on behalf of the Issuer, and instructed us to use “$3,240,000.00” for the “Mortgage Loan Balloon Payment ($)” of the Tampa Int’l Business Center B&F Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 13. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the “Mortgage Loan Cut-off Date Balance ($)” of the Mortgage Loans, as shown on the Final Data File, we recalculated the “Mortgage Loan % of Total Cut-off Date Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	With respect to the Mortgage Loan identified on the Final Data File as “74 Bogart” (the “74 Bogart Fixed Rate Mortgage Loan”), the loan agreement Source Document indicates that the 74 Bogart Fixed Rate Mortgage Loan accrues interest at a fixed rate during its “Initial Loan Term (Original),” and at a floating rate during any extension period options. For the purpose of comparing the “Fully Funded Mortgage Loan Rate (%)” for the 74 Bogart Fixed Rate Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to use the fixed rate of “8.00%,” as shown in the loan agreement Source Document.

Using the:

a.	Fully Funded Mortgage Loan Margin % and
b.	Rounding Factor

of each Mortgage Loan except for the 74 Bogart Fixed Rate Mortgage Loan (each, a “Floating Rate Mortgage Loan”), both as shown on the Final Data File, and a LIBOR assumption of 2.0007% that was provided by Shelter Growth, on behalf of the Issuer, we recalculated the “Fully Funded Mortgage Loan Rate %” of each Floating Rate Mortgage Loan.

Attachment A Page 7 of 19

15. (continued)

For certain Floating Rate Mortgage Loans, the loan agreement Source Document contains the following defined term:

“Adjusted LIBOR Rate” shall mean, with respect to the applicable Accrual Period, the quotient of (i) LIBOR applicable to such Interest Period, divided by (ii) one (1) minus the Reserve Percentage”

For the avoidance of doubt, Shelter Growth, on behalf of the Issuer, instructed us to use a LIBOR assumption of 2.0007% and disregard references to the “Adjusted LIBOR Rate” in the loan agreement Source Document for the purpose of recalculating the “Fully Funded Mortgage Loan Rate %” for the Floating Rate Mortgage Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 15.

16.	Using the:
a.	LIBOR Floor % and
b.	Fully Funded Mortgage Loan Margin %

of each Floating Rate Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Rate Floor” of each Floating Rate Mortgage Loan.

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Rate Floor” of the 74 Bogart Fixed Rate Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Libor Cap Strike Price % and
b.	Fully Funded Mortgage Loan Margin %

of each Floating Rate Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Rate Cap” of each Floating Rate Mortgage Loan.

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Rate Cap” of the 74 Bogart Fixed Rate Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 19

18.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Fully Funded Mortgage Loan Rate %,
c.	Mortgage Rate Floor,
d.	Mortgage Rate Cap and
e.	Interest Accrual Basis

of each Mortgage Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 2.0007% that was provided by Shelter Growth, on behalf of the Issuer, as applicable, information contained in the corresponding Source Documents, as applicable, and the calculation methodologies provided by Shelter Growth, on behalf of the Issuer, described in the succeeding paragraphs of this Item 18., we recalculated the:

i.	Annual Debt Service Payment (P&I),
ii.	Annual Debt Service Payment (IO) and
iii.	Annual Debt Service Payment (Cap)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (IO)” of each Floating Rate Mortgage Loan as the product of:

a.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The greater of the:
i.	Fully Funded Mortgage Loan Rate %, as shown on the Final Data File and
ii.	Mortgage Rate Floor, as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (Cap)” of each Floating Rate Mortgage Loan as the product of:

a.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Rate Cap,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (IO)” and “Annual Debt Service Payment (Cap)” of the 74 Bogart Fixed Rate Mortgage Loan as the product of:

a.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Fully Funded Mortgage Loan Rate (%)”, as shown on the Final Data File and
c.	365/360.

Attachment A Page 9 of 19

18. (continued)

For each Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Annual Debt Service Payment (P&I)” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 18.

19.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	As-Is Appraised Value

of each Mortgage Loan and with respect to each Multiple Property Loan, each Underlying Property (except for the Mortgage Loan identified on the Final Data File as “Irvine Lofts” (the “Irvine Lofts Mortgage Loan”), which is described in the succeeding paragraph of this Item 19.), as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” of each Mortgage Loan (except for the Irvine Lofts Mortgage Loan).

For the Irvine Lofts Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” using the:

a.	Difference between the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Capital Improvement Reserve (as of 6/28/2018),

both as shown on the Final Data File, and

b.	Sum of the:
i.	As-Is Appraised Value, as shown on the Final Data File, and
ii.	$8,320,050, which Shelter Growth, on behalf of the Issuer, indicated represents equity.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 19. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” to the nearest 1/10th of one percent.

20.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($)
b.	Initial Capital Improvement Reserve and
c.	As-Is Appraised Value

of each Mortgage Loan and with respect to each Multiple Property Loan, each Underlying Property as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio” of each Mortgage Loan and Underlying Property.

Attachment A Page 10 of 19

20. (continued)

For the Irvine Lofts Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio” using the:

a.	Difference between the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Capital Improvement Reserve (as of 6/28/2018),

both as shown on the Final Data File, and

b.	Sum of the:
i.	As-Is Appraised Value, as shown on the Final Data File, and
ii.	$8,320,050, which Shelter Growth, on behalf of the Issuer, indicated represents equity.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 20. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “ Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio” to the nearest 1/10th of one percent.

21.	Using the:
a.	Commitment Original Balance ($) and
b.	Stabilized Appraised Value

of each Mortgage Loan and with respect to each Multiple Property Loan, each Underlying Property, as shown on the Final Data File, we recalculated the “Committed Mortgage Loan (Stabilized) LTV Ratio" of each Mortgage Loan and each Underlying Property.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Committed Mortgage Loan (Stabilized) LTV Ratio” to the nearest 1/10th of one percent.

22.	Using the:
a.	Mortgage Loan Balloon Payment ($) and
b.	Stabilized Appraised Value

of each Mortgage Loan and with respect to each Multiple Property Loan, each Underlying Property, as shown on the Final Data File, we recalculated the “Maturity Date Stabilized LTV Ratio” of each Mortgage Loan and Underlying Property.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Maturity Date (Stabilized) LTV Ratio” to the nearest 1/10th of one percent.

Attachment A Page 11 of 19

23.	For each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 23.), we recalculated the “Mortgage Loan Most Recent NOI DSCR” using the:
a.	Most Recent Actual NOI and
b.	Annual Debt Service Payment (IO),

both as shown on the Final Data File.

For the Mortgage Loans identified on the Final Data File as:

a.	Sheraton Bay Point,
b.	186-190 Lenox Road,
c.	Tampa Int’l Business Center B&F,
d.	74 Bogart,
e.	35 Claver Place,
f.	Irvine Lofts,
g.	Copper Cove,
h.	344 Main Street,
i.	329 Pleasant Avenue,
j.	Crown Cork,
k.	Tampa Int’l Business Center D&E,
l.	Bass Pro and
m.	Tampa Int'l Business Center A&C,

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan Most Recent NOI DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, described in this Item 23.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Mortgage Loan Most Recent NOI DSCR” to two decimal places.

24.	For each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 24.), we recalculated the “Mortgage Loan Most Recent NCF DSCR” using the:
a.	Most Recent Actual NCF and
b.	Annual Debt Service Payment (IO),

both as shown on the Final Data File.

Attachment A Page 12 of 19

24. (continued)

For the Mortgage Loans identified on the Final Data File as:

a.	Sheraton Bay Point,
b.	186-190 Lenox Road,
c.	Tampa Int’l Business Center B&F,
d.	74 Bogart,
e.	35 Claver Place,
f.	Irvine Lofts,
g.	Copper Cove,
h.	344 Main Street,
i.	329 Pleasant Avenue,
j.	Crown Cork,
k.	Tampa Int’l Business Center D&E,
l.	Bass Pro and
m.	Tampa Int'l Business Center A&C,

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan Most Recent NCF DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 24.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Mortgage Loan Most Recent NCF DSCR” to two decimal places.

25.	For each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraphs of this Item 25.), we recalculated the “Mortgage Loan Underwritten NOI DSCR” using the:
a.	Underwritten NOI and
b.	Annual Debt Service Payment (IO),

both as shown on the Final Data File.

For the Mortgage Loans identified on the Final Data File as:

a.	Sheraton Bay Point,
b.	Crystal Lakes Townhomes,
c.	186-190 Lenox Road,
d.	Biltmore Pointe,
e.	The Falls,
f.	35 Claver Place,
g.	Copper Cove and
h.	344 Main Street,

Shelter Growth, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan Underwritten NOI DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, described in this Item 25.

Attachment A Page 13 of 19

25. (continued)

For the Mortgage Loans identified on the Final Data File as:

a.	Irvine Lofts and
b.	329 Pleasant Ave,

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan Underwritten NOI DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, described in this Item 25.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Mortgage Loan Underwritten NOI DSCR” to two decimal places.

26.	For each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraphs of this Item 26.), we recalculated the “Mortgage Loan Underwritten NCF DSCR” using the:
a.	Underwritten NCF and
b.	Annual Debt Service Payment (IO),

all as shown on the Final Data File.

For Mortgage Loans identified on the Final Data File as:

a.	Sheraton Bay Point,
b.	Crystal Lake Townhomes,
c.	186-190 Lenox Road ,
d.	Biltmore Pointe,
e.	The Falls,
f.	35 Claver Place,
g.	Copper Cove
h.	Crown Cork and
i.	344 Main Street,

Shelter Growth, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan Underwritten NCF DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, described in this Item 26.

For the Mortgage Loans identified on the Final Data File as:

a.	Irvine Lofts and
b.	329 Pleasant Ave,

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan Underwritten NCF DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, described in this Item 26.

Attachment A Page 14 of 19

26. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Mortgage Loan Underwritten NCF DSCR” to two decimal places.

27.	Using the:
a.	Underwritten Stabilized NOI,
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Cut-off Date Future Funding Remaining Balance ($),
d.	Fully Funded Mortgage Loan Rate % and
e.	Interest Accrual Basis,

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR” to two decimal places.

28.	Using the:
a.	Underwritten Stabilized NCF,
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Cut-off Date Future Funding Remaining Balance ($),
d.	Fully Funded Mortgage Loan Rate % and
e.	Interest Accrual Basis,

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR” to two decimal places.

29.	Using the:
a.	Appraisal Stabilized NOI,
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Cut-off Date Future Funding Remaining Balance ($),
d.	Fully Funded Mortgage Loan Rate % and
e.	Interest Accrual Basis,

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR” to two decimal places.

Attachment A Page 15 of 19

30.	Using the:
a.	Appraisal Stabilized NCF,
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Cut-off Date Future Funding Remaining Balance ($),
d.	Fully Funded Mortgage Loan Rate % and
e.	Interest Accrual Basis,

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR” to two decimal places.

31.	Using the:
a.	Most Recent Actual NOI and
b.	Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Loan and, for each Multiple Property Loan, of each Underlying Property, (except for the Mortgage Loans described in the succeeding paragraph of this Item 31.), both as shown on the Final Data File, we recalculated the “Cut-off Date Mortgage Loan Most Recent NOI Debt Yield” of each Mortgage Loan and Underlying Property.

For the Mortgage Loans identified in the Final Data File as:

a.	Sheraton Bay Point,
b.	186-190 Lenox Road,
c.	Tampa Int’l Business Center B&F,
d.	74 Bogart,
e.	35 Claver Place,
f.	Irvine Lofts,
g.	Copper Cove,
h.	344 Main Street,
i.	329 Pleasant Ave,
j.	Crown Cork,
k.	Tampa Int’l Business Center D&E,
l.	Bass Pro and
m.	Tampa Int’l Business Center A&C,

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, described in this Item 31.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Cut-off Date Mortgage Loan Most Recent NOI Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 16 of 19

32.	Using the:
a.	Most Recent Actual NCF and
b.	Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 32.), both as shown on the Final Data File, we recalculated the “Cut-off Date Mortgage Loan Most Recent NCF Debt Yield” of each Mortgage Loan.

For the Mortgage Loans identified in the Final Data File as:

Sheraton Bay Point,

a.	186-190 Lenox Road,
b.	Tampa Int’l Business Center B&F,
c.	74 Bogart,
d.	35 Claver Place,
e.	Irvine Lofts,
f.	Copper Cove,
g.	344 Main Street,
h.	329 Pleasant Ave,
i.	Crown Cork,
j.	Tampa Int’l Business Center D&E,
k.	Bass Pro and
l.	Tampa Int’l Business Center A&C,

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Cut-off Date Mortgage Loan Most Recent NCF Debt Yield” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, described in this Item 32.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Cut-off Date Mortgage Loan Most Recent NCF Debt Yield” to the nearest 1/10th of one percent.

33.	Using the:
a.	Underwritten NOI and
b.	Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 33.), both as shown on the Final Data File, we recalculated the “Cut-off Date Mortgage Loan Underwritten NOI Debt Yield” of each Mortgage Loan.

For the Mortgage Loans identified in the Final Data File as:

a.        Irvine Lofts,

b.        Copper Cove and

c.        329 Pleasant Ave,

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Cut-off Date Mortgage Loan Underwritten NOI Debt Yield” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 33.

Attachment A Page 17 of 19

33. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Cut-off Date Mortgage Loan Underwritten NOI Debt” to the nearest 1/10th of one percent.

34.	Using the:
a.	Underwritten NCF and
b.	Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 34.), both as shown on the Final Data File, we recalculated the “Cut-off Date Mortgage Loan Underwritten NCF Debt Yield” of each Mortgage Loan.

For the Mortgage Loans identified in the Final Data File as:

a.        Irvine Lofts,

b.        Copper Cove and

c.        329 Pleasant Ave,

Shelter Growth, on behalf of the Issuer, instructed us to use “NAP” for the “Cut-off Date Mortgage Loan Underwritten NCF Debt Yield characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Shelter Growth, on behalf of the Issuer, that are described in this Item 34.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Cut-off Date Mortgage Loan Underwritten NCF Debt” to the nearest 1/10th of one percent.

35.	Using the:
a.	Underwritten Stabilized NOI and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Cut-off Date Future Funding Remaining Balance ($)

of each Mortgage Loan and, for each Multiple Property Loan, each Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield” of each Mortgage Loan and Underlying Property.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 18 of 19

36.	Using the:
a.	Underwritten Stabilized NCF and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Cut-off Date Future Funding Remaining Balance ($)

of each Mortgage Loan and, for each Multiple Property Loan, each Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield” of each Mortgage Loan and Underlying Property.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield” to the nearest 1/10th of one percent.

37.	Using the:
a.	Appraisal Stabilized NOI and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Cut-off Date Future Funding Remaining Balance ($)

of each Mortgage Loan and, for each Multiple Property Loan, of each Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield” of each Mortgage Loan and Underlying Property.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield” to the nearest 1/10th of one percent.

38.	Using the:
a.	Appraisal Stabilized NCF and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Cut-off Date Future Funding Remaining Balance ($)

of each Mortgage Loan and, for each Multiple Property Loan, each Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield” of each Mortgage Loan and Underlying Property.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Shelter Growth, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 19 of 19

39.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Cut-off Date Future Funding Remaining Balance ($),
c.	Mortgage Loan Balloon Payment ($) and
d.	No of Units

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Cut-off Date Balance / Unit ($),
ii.	Committed Mortgage Loan Cut-off Date Balance / Unit ($) and
iii.	Mortgage Loan Balloon Payment / Unit ($)”

of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

40.	Using the:
a.	Subservicer Fee (%),
b.	CREFC Fee,
c.	Trustee Fee and
d.	Servicing Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

41.	Using the:
a.	Fully Funded Mortgage Loan Rate % and
b.	Total Admin Fee

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Net Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by Shelter Growth

• Phoenix Industrial Portfolio • Phoenix Industrial Portfolio II	Commitment Original Balance ($), Initial Funded Amount ($) and Mortgage Loan Cut-off Date Balance ($)	The “Commitment Original Balance ($),” "Initial Funded Amount ($)” and “Mortgage Loan Cut-off Date Balance ($)” of the Multiple Property Loan are allocated to the respective Underlying Properties using the allocations for the Underlying Properties that are stated in the applicable Source Document.

• Cummings Research Park I	Commitment Original Balance ($), Initial Funded Amount ($) and Mortgage Loan Cut-off Date Balance ($)	The “Commitment Original Balance ($),” "Initial Funded Amount ($)” and “Mortgage Loan Cut-off Date Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As-is Appraised Value” for each respective Underlying Property that is stated in the applicable Source Document.

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by Shelter Growth” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 11

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property County (see Note 1)	Appraisal Report, Engineering Report, Environmental Report or USPS Internet Site
Property Type (see Note 3)	Appraisal Report, Unit Mix
Specific Property Type	Appraisal Report
Unit of Measure	Rent Roll or Appraisal Report
No of Units	Rent Roll or Appraisal Report
Occupancy %	Rent Roll, STR Report
Occupancy Source Date (see Note 3)	Rent Roll, STR Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report

Third Party Information: (see Note 6)

Characteristic	Source Document(s)

Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value (see Note 2)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 2)	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Environmental Report, Environmental Indemnity Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 11

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

Third Most Recent As Of Date	Cash Flow Summary
Third Most Recent Actual Revenues	Cash Flow Summary
Third Most Recent Actual Expenses	Cash Flow Summary
Third Most Recent Actual NOI	Cash Flow Summary
Third Most Recent Actual NCF	Cash Flow Summary
Second Most Recent As Of Date	Cash Flow Summary
Second Most Recent Actual Revenues	Cash Flow Summary
Second Most Recent Actual Expenses	Cash Flow Summary
Second Most Recent Actual NOI	Cash Flow Summary
Second Most Recent Actual NCF	Cash Flow Summary
Most Recent As Of Date	Cash Flow Summary
Most Recent Actual Revenues	Cash Flow Summary
Most Recent Actual Expenses	Cash Flow Summary
Most Recent Actual NOI	Cash Flow Summary
Most Recent Actual NCF	Cash Flow Summary
Underwritten Occupancy %	Cash Flow Summary
Underwritten Revenues	Cash Flow Summary
Underwritten Expenses	Cash Flow Summary
Underwritten NOI	Cash Flow Summary
Underwritten Reserves	Cash Flow Summary
Underwritten NCF	Cash Flow Summary
Underwritten Stabilized Occupancy %	Cash Flow Summary
Underwritten Stabilized Revenues	Cash Flow Summary
Underwritten Stabilized Expenses	Cash Flow Summary
Underwritten Stabilized NOI (see Note 7)	Cash Flow Summary
Underwritten Stabilized Reserves	Cash Flow Summary
Underwritten Stabilized NCF	Cash Flow Summary
Appraisal Stabilized Occupancy %	Appraisal Report
Appraisal Stabilized Revenues	Appraisal Report
Appraisal Stabilized Expenses (see Note 8)	Appraisal Report
Appraisal Stabilized NOI (see Note 9)	Appraisal Report
Appraisal Stabilized Reserves	Appraisal Report
Appraisal Stabilized NCF (see Note 9)	Appraisal Report
Single-Tenant (Y/N)	Rent Roll

Exhibit 2 to Attachment A Page 3 of 11

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant Name	Rent Roll
Largest Tenant SqFt	Rent Roll
Largest Tenant Exp Date	Rent Roll
2nd Largest Tenant Name	Rent Roll or Lease Abstract
2nd Largest Tenant SqFt	Rent Roll or Lease Abstract
2nd Largest Tenant Exp Date	Rent Roll or Lease Abstract
3rd Largest Tenant Name	Rent Roll
3rd Largest Tenant SqFt	Rent Roll
3rd Largest Tenant Exp Date	Rent Roll
4th Largest Tenant Name	Rent Roll
4th Largest Tenant SqFt	Rent Roll
4th Largest Tenant Exp Date	Rent Roll
5th Largest Tenant Name	Rent Roll
5th Largest Tenant SqFt	Rent Roll
5th Largest Tenant Exp Date	Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document(s)

Engineering/ Deferred Maintenance Escrow (as of 6/28/2018) (see Note 3)	Servicer Report
Environmental Escrow (as of 6/28/2018) (see Note 3)	Servicer Report
Upfront Tax Escrow	Settlement Statement or Loan Agreement
Tax Escrow (as of 6/28/2018) (see Notes 3 and 12)	Servicer Report
Tax Escrow (Monthly) (see Note 3)	Settlement Statement, Loan Agreement or Servicer Report
Springing Tax Escrow Description	Loan Agreement
Upfront Insurance Escrow	Settlement Statement or Loan Agreement
Insurance Escrow (as of 6/28/2018) (see Notes 3 and 12)	Servicer Report
Insurance Escrow (Monthly) (see Note 3)	Settlement Statement, Loan Agreement or Servicer Report
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (as of 6/28/2018) (see Note 12)	Servicer Report
Replacement Reserve (Monthly)	Loan Agreement, Servicer Report or Settlement Statement
Springing Replacement Reserve Description	Loan Agreement
Upfront TI/LC Reserve	Loan Agreement or Settlement Statement

Exhibit 2 to Attachment A Page 4 of 11

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

TI/LC Reserve (as of 6/28/2018) (see Note 3)	Servicer Report
Monthly TI/LC Reserve ($)	Loan Agreement, Servicer Report or Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement
Initial Capital Improvement Reserve	Loan Agreement or Settlement Statement
Capital Improvement Reserve (as of 6/28/2018) (see Note 3)	Servicer Report
Capital Improvement Reserve (Monthly)	Loan Agreement, Servicer Report or Settlement Statement
Upfront Other Reserve 1	Loan Agreement or Settlement Statement
Other Reserve 1 ($) (as of 6/28/2018) (see Notes 3, 12 and 13)	Servicer Report
Other Escrow 1 (Monthly)	Loan Agreement, Servicer Report or Settlement Statement
Other (Springing) Escrow Reserve 1 Description (1)	Loan Agreement
Upfront Other Reserve 2	Loan Agreement or Settlement Statement
Other Reserve 2 ($) (as of 6/28/2018)	Servicer Report
Other Escrow 2 (Monthly)	Loan Agreement, Servicer Report or Settlement Statement
Other (Springing) Escrow Reserve 2 Description (1)	Loan Agreement
Upfront Other Reserve 3	Loan Agreement or Settlement Statement
Other Reserve 3 ($) (as of 6/28/2018)	Servicer Report
Other Escrow 3 (Monthly)	Loan Agreement, Servicer Report or Settlement Statement
Other (Springing) Escrow Reserve 3 Description (1)	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 11

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Principals (Individuals)	Loan Agreement
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Note Date	Loan Agreement
Commitment Original Balance ($)	Loan Agreement
Initial Funded Amount ($)	Settlement Statement
Future Funding Trigger / Requirements	Loan Agreement
First Payment Date (see Note 3)	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date (see Notes 4 and 5)	Loan Agreement or Extension Option Execution Agreement
Extension Options (see Notes 4 and 5)	Loan Agreement or Extension Option Execution Agreement
Extension Options Description (see Notes 4 and 5)	Loan Agreement or Extension Option Execution Agreement
Fully Extended Maturity Date	Loan Agreement or Extension Option Execution Agreement
First Extension Period (Months) (see Notes 4 and 5)	Loan Agreement or Extension Option Execution Agreement
First Extension Floor (see Notes 4, 5 and 14)	Loan Agreement
First Extension Cap (see Notes 4, 5, and 14)	Loan Agreement
Second Extension Period (Months) (see Note 5)	Loan Agreement or Extension Option Execution Agreement
Second Extension Floor (see Note 5)	Loan Agreement
Second Extension Cap (see Note 5)	Loan Agreement
Third Extension Period (Months)	Loan Agreement or Extension Option Execution Agreement
Third Extension Floor	Loan Agreement
Third Extension Cap	Loan Agreement
Fully Funded Mortgage Loan Margin % (see Note 14)	Loan Agreement
Rounding Factor (4)	Loan Agreement
Time of Rounding (Before Spread, After Spread) (see Note 14)	Loan Agreement
Rounding Direction (see Note 14)	Loan Agreement
Lookback Period (see Note 14)	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
Amortization Type During Extensions	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 11

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Prepayment Provision (see Notes 4, 5 and 10)	Loan Agreement, Extension Option Execution Agreement
Index for Floating Rate (see Note 14)	Loan Agreement
LIBOR Cap Provider (see Note 14)	Interest Rate Protection Agreement
LIBOR Cap Provider Rating (see Note 14)	Bloomberg Screenshots
LIBOR Cap Strike Price % (see Note 14)	Loan Agreement
LIBOR Floor % (see Note 14)	Loan Agreement
Interest Accrual Basis	Loan Agreement
Interest Rate Change	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Rate Type	Loan Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release and/or Prepayment Description	Loan Agreement or Loan Modification Agreement
Full Recourse (Y/N/Partial)	Loan Agreement or Guaranty Agreement
Recourse Provisions	Guaranty Agreement
Recourse Carveout Guarantor	Guaranty Agreement
Type of Lockbox (see Note 11)	Loan Agreement
Cash Management (Springing/In-place)	Loan Agreement
Lockbox/Cash Management Trigger Event	Loan Agreement
Property Manager (see Note 3)	Management Agreement or Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Appraisal
Ground Lease Initial Expiration Date	Ground Lease, Appraisal
Ground Lease Extension (Y/N)	Ground Lease, Appraisal
# of Ground Lease Extension Options	Ground Lease, Appraisal
Ground Lease Expiration Date With Extension	Ground Lease, Appraisal
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement

Exhibit 2 to Attachment A Page 7 of 11

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City,
c.	Property State and
d.	Property County

characteristics for each Mortgaged Property on the Preliminary Data File, Shelter Growth, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Stabilized Appraised Value” and “Appraisal Anticipated Stabilization Date“ characteristics for the Mortgaged Properties identified on the Preliminary Data File as Tampa Int’l Business Center B&F, Tampa Int’l Business Center D&E, Bass Pro, Key Plaza, 74 Bogart, Tampa Int’l Business Center A&C, Compass Minerals, Delta Faucet, Emerson, Shur-Line, and Sigma, Shelter Growth, on behalf of the Issuer, instructed us to use the “As-Is Appraised Value” and “Appraisal Valuation Date,” respectively, as shown in the appraisal report Source Document.

3.	For the Mortgage Loans listed in Table A1, Shelter Growth, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

74 Bogart	Environmental Escrow (as of 6/28/2018) Tax Escrow (as of 6/28/2018) Insurance Escrow (as of 6/28/2018) Other Reserve 1 ($) (as of 6/28/2018) Property Manager	<unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine>	$1,000,000 $120,904 $30,000 $1,220,722 Self-Managed
186-190 Lenox Road	Property Type Occupancy Source Date Property Manager	Mixed Use <unable to determine> <unable to determine>	Multifamily 5/17/2018 Self-Managed

344 Main Street	Tax Escrow (Monthly) Tax Escrow (as of 6/28/2018) Insurance Escrow (Monthly) Insurance Escrow (as of 6/28/2018) TI/LC Reserve (as of 6/28/2018) Other Reserve 1 ($) (as of 6/28/2018) Property Manager	<unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine>	$45,833 $45,833 $1,238 $0 $122,500 $415,000 Self-Managed

Copper Cove	Occupancy Source Date	<unable to determine>	5/30/2018

Exhibit 2 to Attachment A Page 8 of 11

Notes: (continued)

3. (continued)

Table A1 (continued):
Mortgage Loan	Characteristic	Source Document Value	Provided Value

35 Claver Place	Property Manager	<unable to determine>	Self-Managed

Crystal Lake Townhomes	First Payment Date	1/9/2017	1/9/2018

7401 Freemont Pike

Engineering/Deferred Maintenance Escrow (as of 6/28/2018)

Tax Escrow (Monthly)

Insurance Escrow (as of 6/28/2018)

Insurance Escrow (Monthly)

TI/LC Reserve (as of 6/28/2018)

Capital Improvement Reserve (as of 6/28/2018)

		<unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine>	$205,433 $43,882 $4,583 $4,583 $55,000 $0

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Shelter Growth, on behalf of the Issuer.

4.	For the Key Plaza Mortgage Loan (as defined in Item 12. of Attachment A), the extension option execution agreement Source Document indicates that the extension option has been exercised. For the purpose of comparing the:
a.	Initial Maturity Date or Anticipated Repayment Date,
b.	Extension Options,
c.	Extension Options Description,
d.	First Extension Period (Months),
e.	First Extension Floor,
f.	First Extension Cap and
g.	Original Prepayment Provision

characteristics for the Key Plaza Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to reflect that the extension option has been exercised.

Exhibit 2 to Attachment A Page 9 of 11

Notes: (continued)

5.	For the Mortgage Loan identified on the Final Data File as 35 Claver Place (the “35 Claver Place Mortgage Loan”), Shelter Growth, on behalf of the Issuer, indicated that the first extension option has been exercised. Initial Maturity Date was extended pursuant to the First Extension Option as shown in the applicable Source Document(s). For the purpose of comparing the:
a.	Initial Maturity Date or Anticipated Repayment Date,
b.	Extension Options,
c.	Extension Options Description,
d.	First Extension Period (Months),
e.	First Extension Floor,
f.	First Extension Cap,
g.	Second Extension Period (Months),
h.	Second Extension Floor,
i.	Second Extension Cap and
j.	Original Prepayment Provision

characteristics for the 35 Claver Place Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to reflect that the first extension option has been exercised.

6.	For the purpose of comparing the “Third Party Information” and “Underwriting Information” characteristics that are expressed as dollar values, Shelter Growth, on behalf of the Issuer, instructed us to ignore differences of +/- $2 or less.

7.	For the purpose of comparing the “Underwritten Stabilized NOI” characteristic for each Mortgaged Property, Shelter Growth, on behalf of the Issuer, instructed us to add the reserve amounts to the corresponding as-stabilized NCF, both as shown in the cash flow summary Source Document. If the cash flow summary Source Document did not contain an as-stabilized NCF value, Shelter Growth, on behalf of the Issuer, instructed us to use the as-stabilized NOI, as shown in the cash flow summary Source Document.

8.	For the purpose of comparing the “Appraisal Stabilized Expenses” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Cummings Research Park I,” Shelter Growth, on behalf of the Issuer, instructed us to increase the appraisal stabilized expenses, as shown in the appraisal report Source Document, for each Underlying Property by the corresponding ground rent amount, as shown in the appraisal report Source Document.

9.	For the purpose of comparing the “Appraisal Stabilized NOI” characteristic for each Mortgaged Property, Shelter Growth, on behalf of the Issuer, instructed us to add the reserve amounts to the corresponding as-stabilized NCF, both as shown in the appraisal report Source Document. If the appraisal report Source Document did not contain an as-stabilized NCF value, Shelter Growth, on behalf of the Issuer, instructed us to use the as-stabilized NOI, as shown in the appraisal report Source Document.

Exhibit 2 to Attachment A Page 10 of 11

Notes: (continued)

9. (continued)

For the purpose of comparing the “Appraisal Stabilized NCF” characteristic for each Mortgaged Property, Shelter Growth, on behalf of the Issuer, instructed us to use the corresponding as-stabilized NCF, as shown in the appraisal report Source Document. If the appraisal report Source Document did not contain an as-stabilized NCF value, Shelter Growth, on behalf of the Issuer, instructed us to use the as-is NCF, as shown in the appraisal report Source Document.

10.	For certain Mortgage Loans, the applicable Source Document indicates that the “Initial Maturity Date or Anticipated Repayment Date” occurs during an interest accrual period. For the purpose of comparing the “Original Prepayment Provision” characteristic, Shelter Growth, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Initial Maturity Date or Anticipated Repayment Date”), and not the number of full interest accrual periods.

For the purpose of comparing the “Original Prepayment Provision” characteristic, Shelter Growth, on behalf of the Issuer, instructed us to consider the first payment date on which the spread maintenance would be zero ($0.00) as the first payment in the open period.

11.	For the purpose of comparing the “Type of Lockbox” characteristic, Shelter Growth, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the related Mortgage Loan documents do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,
b.	Springing – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs and
c.	Hard – the related Mortgage Loan documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

12.	For the purpose of comparing the “Tax Escrow (as of 6/28/2018),” “Insurance Escrow (as of 6/28/2018),” “Replacement Reserve (as of 6/28/2018)” and “Other Reserve 1 ($) (as of 6/28/2018)” characteristics for the Mortgage Loan identified on the Preliminary Data File as “186-190 Lenox Road,” Shelter Growth, on behalf of the Issuer, instructed us to use the corresponding information that is as of 29 June 2018, as shown on the corresponding servicer report Source Document.

Exhibit 2 to Attachment A Page 11 of 11

Notes: (continued)

13.	For the purpose of comparing the “Other Reserve 1 ($) (as of 6/28/2018)” characteristic for the 35 Claver Place Mortgage Loan, Shelter Growth, on behalf of the Issuer, instructed us to use the corresponding information that is as of 29 June 2018, as shown on the corresponding servicer report Source Document.

14.	With respect to the 74 Bogart Fixed Rate Mortgage Loan, the loan agreement Source Document indicates that the 74 Bogart Fixed Rate Mortgage Loan accrues interest at a fixed rate during its “Initial Loan Term (Original),” and at a floating rate during any extension period options. For the purpose of comparing the indicated Mortgage Loan Characteristics, Shelter Growth, on behalf of the Issuer, instructed us to use “NAP.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Shelter Growth, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Provided Characteristic

Loan Number
Loan Type
Property Name
Cut-Off Date
Cut-off Date Future Funding Remaining Balance ($)
ARD Loan (Y/N)
ARD Mortgage Rate After ARD and extension periods
Rate Step Up Post ARD Commencement Date
ARD Loan Fully Extended Maturity Date
B Note / Mezz Loan %
As Is Value Used For Stabilized Value (Y/N)
USPAP Appraisal (Y/N)
Loan Cross Portfolio Name
Lien Position
Senior Debt Amount
Senior Debt Holder
Rate
Floor
Maturity
Amort
In-place Senior Debt Service
As Stabilized Senior Debt Service
Cut-off Date Total Debt Balance
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt As-Is LTV
Cut-off Date Total Debt Ann Debt Service ($)
Cut-off Date Total Debt UW NCF DSCR
Permitted Future Debt (Y/N)
Type
Comments
Subservicer In Place (Yes/No)
Subservicer Name
Subservicer Fee (%)
CREFC Fee
Trustee Fee
Servicing Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.